Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000244569 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000244569 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000244569 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000244569 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000244569 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000244569 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000244569 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000244569 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000244569 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244569 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244569 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244569 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000244569 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000244570 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000244570 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000244570 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244570 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000244570 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000244570 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000244570 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000244570 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244570 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000244570 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244570 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000244571 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244571 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000244571 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244571 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000244571 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000244571 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000244571 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000244571 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244571 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244571 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244571 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000244571 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.60%